CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenue	$ 110,637	$ 52,534
Cost of revenue
Total cost of revenue	120,710	56,831
Operating expense
Research and development	21,572	9,406
Sales and marketing	14,017	5,429
General and administrative	25,990	16,584
Total operating expense	61,579	31,419
Loss from operations	(71,652)	(35,716)
Interest expense, net	(249)	(559)
Other income (expense), net	55	(685)
Loss before income taxes	(71,846)	(36,960)
Provision for income taxes	115	149
Net loss	(71,961)	(37,109)
Other comprehensive loss
Foreign currency translation adjustment	(226)	235
Comprehensive loss	$ (72,187)	$ (36,874)
Net loss per common share
Basic and diluted	$ (0.96)	$ (4.32)
Weighted-average number of shares used in computing net loss per share
Basic and diluted	74,721	8,598
Hardware
Revenue
Total revenue	$ 69,629	$ 31,978
Cost of revenue
Total cost of revenue	70,448	35,225
Professional Services
Revenue
Total revenue	22,732	12,304
Cost of revenue
Total cost of revenue	38,189	16,176
Hosted Services
Revenue
Total revenue	18,276	8,252
Cost of revenue
Total cost of revenue	$ 12,073	$ 5,430